Annual Fund Operating Expenses - Class ACS - DWS Multi-Asset Moderate Allocation Fund	Dec. 01, 2021
Class A
Operating Expenses:
Management fee	0.11%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.82%
Acquired funds fees and expenses	0.48%
Total annual fund operating expenses	1.66%
Fee waiver/expense reimbursement	0.60%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.06%
Class C
Operating Expenses:
Management fee	0.11%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.84%
Acquired funds fees and expenses	0.48%
Total annual fund operating expenses	2.43%
Fee waiver/expense reimbursement	0.62%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.81%
Class S
Operating Expenses:
Management fee	0.11%
Distribution/service (12b-1) fees	none
Other expenses	0.83%
Acquired funds fees and expenses	0.48%
Total annual fund operating expenses	1.42%
Fee waiver/expense reimbursement	0.61%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.81%